Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 1		3,426
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 2	550
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 3		2,601
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 4	417
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 5		577
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 6	93
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 7		393
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 8	63
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 9		3,688
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 10	592
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 11		10,685
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 12	$ 1,715